FAIR VALUE CHANGES	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Fair value changes	FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2021	2020
Investment properties	$5,073	$(269)
Transaction related gains, net of expenses	714	20
Financial contracts	984	686
Impairment and provisions	(654)	(808)
Other fair value changes	(966)	(1,052)
	$5,151	$(1,423)